Equity (Details) - Schedule of estimated fair values of the warrants measured - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)		$ 3
Warrants [Member] | Minimum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars per share)		$ 0.283
Expected term		2 years
Expected average volatility		75.00%
Risk-free interest rate		0.16%
Warrants [Member] | Maximum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars per share)		$ 1.602
Expected term		5 years
Expected average volatility		95.00%
Risk-free interest rate		1.08%
Stock options [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Expected dividend yield (in Dollars)		$ 0
Stock options [Member] | Minimum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 8.91
Expected term	5 years 6 months 18 days
Expected average volatility	73.00%
Risk-free interest rate	1.26%
Stock options [Member] | Maximum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)	$ 20.87
Expected term	6 years 9 months
Expected average volatility	79.00%
Risk-free interest rate	3.38%